NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Payable	$ 1,190,066	$ 370,000	$ 370,000
Less: Debt discount, net of accretion		(55,982)
Notes Payable, Current, Net		314,018	$ 370,000
Long-term notes payable		24,274
Less: Debt discount, net of accretion		(67,726)
Notes Payable, Long-term, Net		24,274
Aug 2014 Debenture [Member]
Notes Payable	$ 73,200	$ 40,000
Dec 2013 Debenture [Member]
Notes Payable	$ 45,866		$ 350,000
Feb 2014 Debenture [Member]
Notes Payable		$ 330,000
Jan 2013 Debenture [Member]
Notes Payable
September 2014 Debenture [Member]
Notes Payable		$ 92,222
Less: Debt discount, net of accretion		(67,726)
Long-term notes payable		92,000
January 2013 Debenture [Member]
Notes Payable		$ 370,000	$ 20,000